INVENTORIES	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
INVENTORIES	INVENTORIES
Inventory, net of the allowance for slow-moving inventory, excess of cost over net realizable value and obsolescence as of June 30, 2025 and December 31, 2024, is comprised of the following:

	June 30, 2025	December 31, 2024
Finished products	6,070	4,853
Production in process	5,097	4,177
Raw materials	5,286	5,245
Manufacturing supplies, spare parts and other [1]	2,673	2,226
Total	19,126	16,501
1.Manufacturing supplies, spare parts and other consist of spare parts of 2.1 billion and manufacturing and other of 0.6 billion as of June 30, 2025. Manufacturing supplies, spare parts and other consist of spare parts of 1.7 billion and manufacturing and other of 0.5 billion as of December 31, 2024.
The amount of write-downs of inventories to net realizable value and slow moving items recognized as an expense are 260 and 365 during the six months ended June 30, 2025 and 2024, respectively.